Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt, FHLB Advances

Long-term debt consists of FHLB advances as follows:

	December 31, 2013		December 31, 2012
Maturing During the		Weighted		Weighted
Year Ending December 31,	Amount	Average Rate	Amount	Average Rate
	(Dollars in thousands)
2013	$—	—%	$44,323	3.10%
2014	4,000	2.37	4,000	2.37
2015	19,500	2.05	17,000	2.25
2016	16,500	1.97	6,500	3.99
2017	77,500	1.35	77,500	1.35
2018	25,000	1.19	—	—
2019	10,203	1.23	11,931	1.23
2020	9,200	1.22	—	—

	$161,903	1.48%	$161,254	2.05%